SEGMENTED INFORMATION - Summary of Geographical and Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 989	$ 901	$ 2,114	$ 1,967
Property, plant and equipment	38,397		38,397		$ 44,682
North America
Disclosure of operating segments [line items]
Property, plant and equipment	21,790		21,790		26,082
Colombia
Disclosure of operating segments [line items]
Property, plant and equipment	9,696		9,696		10,585
Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	3,989		3,989		4,888
Europe
Disclosure of operating segments [line items]
Property, plant and equipment	2,922		2,922		$ 3,127
Hydroelectric
Disclosure of operating segments [line items]
Revenues	631	570	1,302	1,265
Wind
Disclosure of operating segments [line items]
Revenues	147	124	366	295
Solar
Disclosure of operating segments [line items]
Revenues	162	143	345	290
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues	$ 49	$ 64	$ 101	$ 117